UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Expenses
Research and development expenses	¥ (241,309)	$ (33,278)	¥ (238,895)
Administrative expenses	(66,438)	(9,162)	(66,656)
Loss from operations	(307,747)	(42,440)	(305,551)
Interest income	19,895	2,744	5,198
Interest expense	(3,360)	(463)	(3,082)
Other income	6,538	902	1,940
Foreign exchange loss, net	(9,736)	(1,343)	(3,395)
Others, net	(4,226)	(583)	2
Loss before income tax	(298,636)	(41,183)	(304,888)
Income tax expense	(26)	(4)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(298,662)	(41,187)	(304,888)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	44,561	6,145	75,591
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (254,101)	$ (35,042)	¥ (229,297)
Weighted average number of ordinary shares used in per share calculation:
-Basic	339,951,916	339,951,916	338,244,214
-Diluted	339,951,916	339,951,916	338,244,214
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders
-Basic | (per share)	¥ (0.88)	$ (0.12)	¥ (0.90)
-Diluted | (per share)	¥ (0.88)	$ (0.12)	¥ (0.90)